Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	21 Months Ended	26 Months Ended	29 Months Ended	35 Months Ended	48 Months Ended	60 Months Ended	81 Months Ended	106 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Jun. 20, 2023	Mar. 31, 2023	Feb. 13, 2023	Dec. 31, 2022	Oct. 31, 2022	Sep. 30, 2022	Apr. 24, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Mar. 22, 2021	Mar. 31, 2020	Mar. 31, 2019	Jun. 25, 2018	Mar. 31, 2018	Mar. 31, 2017	May 16, 2016	Mar. 31, 2016	Mar. 31, 2015
C000012035 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 51,142	$ 51,142	$ 51,142	$ 51,142	$ 51,142	$ 51,142	$ 51,142	$ 51,142	$ 51,142	$ 51,142				$ 50,313					$ 36,312						$ 38,362		$ 33,684		$ 19,934	$ 18,402		$ 16,833	$ 13,116		$ 10,459	$ 10,000
Average Annual Return, Percent	1.54%						20.74%			17.73%
C000012045 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 17,340	17,340	17,340	17,340	17,340	17,340	$ 17,340	17,340	17,340	$ 17,340				16,139					14,118						13,724		13,365		9,245	10,955		11,379	9,985		9,106	10,000
Average Annual Return, Percent	7.44%						13.41%			5.66%
C000012056 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 30,722	30,722	30,722	30,722	30,722	30,722	$ 30,722	30,722	30,722	$ 30,722				28,196					21,755						23,150		19,767		13,189	13,726		12,828	11,256		9,648	10,000
Average Annual Return, Percent	8.96%						18.43%			11.88%
C000012067 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 16,397	16,397	16,397	16,397	16,397	16,397	$ 16,397	16,397	16,397	$ 16,397				16,438					13,395						13,708		15,054		10,837	11,689		12,700	10,726		9,422	10,000
Average Annual Return, Percent	(0.31%)						8.64%			5.07%
C000012078 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,744	12,744	12,744	12,744	12,744	12,744	$ 12,744	12,744	12,744	$ 12,744				14,397					11,526						12,994		10,897		7,093	12,455		13,528	11,238		8,830	10,000
Average Annual Return, Percent	(11.48%)						12.43%			2.45%
C000012089 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 17,732	17,732	17,732	17,732	17,732	17,732	$ 17,732	17,732	17,732	$ 17,732				17,332					14,703						13,441		8,807		5,819	10,723		10,455	9,905		8,573	10,000
Average Annual Return, Percent	2.31%						24.96%			5.90%
C000012100 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 23,616	23,616	23,616	23,616	23,616	23,616	$ 23,616	23,616	23,616	$ 23,616				19,312					14,988						16,628		15,050		9,482	11,980		13,025	11,237		8,916	10,000
Average Annual Return, Percent	22.29%						20.02%			8.97%
C000012102 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 19,879	19,879	19,879	19,879	19,879	19,879	$ 19,879	19,879	19,879	$ 19,879				20,036					17,696						18,326		15,944		12,454	12,302		10,955	9,987		9,203	10,000
Average Annual Return, Percent	(0.78%)						9.80%			7.11%
C000012103 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 20,133	20,133	20,133	20,133	20,133	20,133	$ 20,133	20,133	20,133	$ 20,133				17,244					12,961						14,756		15,703		10,053	10,661		10,400	10,464		10,559	10,000
Average Annual Return, Percent	16.76%						14.90%			7.25%
C000024194 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 22,189	22,189	22,189	22,189	22,189	22,189	$ 22,189	22,189	22,189	$ 22,189				20,702					17,712						18,865		19,475		11,309	13,259		12,833	10,986		9,910	10,000
Average Annual Return, Percent	7.19%						14.43%			8.30%
C000024195 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 17,730	17,730	17,730	17,730	17,730	17,730	$ 17,730	17,730	17,730	$ 17,730				16,507					16,228						15,980		14,604		11,757	12,389		11,680	11,319		10,864	10,000
Average Annual Return, Percent	7.41%						8.56%			5.89%
C000024196 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 23,922	23,922	23,922	23,922	23,922	23,922	$ 23,922	23,922	23,922	$ 23,922				22,617					18,174						18,134		17,860		10,872	13,271		13,333	11,595		9,963	10,000
Average Annual Return, Percent	5.77%						17.08%			9.11%
C000024197 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 20,780	20,780	20,780	20,780	20,780	20,780	$ 20,780	20,780	20,780	$ 20,780				17,251					17,056						17,940		16,077		13,103	13,486		11,788	11,213		10,719	10,000
Average Annual Return, Percent	20.45%						9.66%			7.59%
C000024198 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 19,059	19,059	19,059	19,059	19,059	19,059	$ 19,059	19,059	19,059	$ 19,059				20,236					18,330						19,661		17,525		9,913	12,339		12,609	10,885		8,630	10,000
Average Annual Return, Percent	(5.82%)						13.97%			6.66%
C000049095 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 18,102	18,102	18,102	18,102	18,102	18,102	$ 18,102	18,102	18,102	$ 18,102				14,836					14,656						15,891		20,734		12,626	13,431		14,417	11,113		9,007	10,000
Average Annual Return, Percent	21.24%						7.47%			6.11%
C000053784 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 17,555	17,555	17,555	17,555	17,555	17,555	$ 17,555	17,555	17,555	$ 17,555				14,849					14,346						14,903		12,899		9,465	12,097		11,159	10,691		9,645	10,000
Average Annual Return, Percent	18.23%						13.15%			5.79%
C000064225 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 18,803	18,803	18,803	18,803	18,803	18,803	$ 18,803	18,803	18,803	$ 18,803				18,630					15,180						16,426		14,723		8,538	12,447		11,414	10,495		8,678	10,000
Average Annual Return, Percent	1.07%						17.10%			6.52%
C000065073 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 8,541	8,541	8,541	8,541	8,541	8,541	$ 8,541	8,541	8,541	$ 8,541				8,551					8,148						8,409		8,744		6,814	9,641		10,483	10,058		9,189	10,000
Average Annual Return, Percent	(0.11%)						4.62%			(1.56%)
C000065076 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 16,497	16,497	16,497	16,497	16,497	16,497	$ 16,497	16,497	16,497	$ 16,497				18,137					15,107						18,402		17,355		9,683	12,581		15,016	10,897		8,775	10,000
Average Annual Return, Percent	(9.15%)						11.25%			5.13%
C000168437 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 18,824	18,824	18,824	18,824	18,824	18,824	$ 18,824	18,824	$ 18,824	$ 18,824				17,096					14,936						15,655		15,158		10,433	11,958		12,174	10,792	$ 10,000
Average Annual Return, Percent	10.11%						12.53%		7.39%
C000201209 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 14,074	14,074	14,074	14,074	14,074	14,074	$ 14,074	$ 14,074	$ 14,074	14,074				15,232					13,767						15,016		18,353		9,474	10,322	$ 10,000
Average Annual Return, Percent	(7.61%)						8.24%	5.18%
C000224636 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,311	12,311	12,311	12,311	12,311	$ 12,311	$ 12,311	$ 12,311	12,311	12,311		$ 12,387		11,315		$ 9,630			9,733				$ 7,828		10,197	$ 10,433	9,957	$ 10,000
Average Annual Return, Percent	8.81%					5.30%
C000235105 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 10,098	10,098	10,098	10,098	$ 10,098	$ 10,098	10,098	10,098	10,098	10,098		11,892		12,702		6,400			6,429				5,685	$ 10,000
Average Annual Return, Percent	(20.50%)				0.33%
C000238488 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,766	12,766	12,766	$ 12,766	$ 12,766	12,766	12,766	12,766	12,766	12,766	$ 12,781	13,839	$ 12,396	12,469	$ 11,807	10,427	$ 11,293		10,976		$ 10,368	$ 10,000
Average Annual Return, Percent	2.38%			10.65%
C000240080 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 13,590	13,590	$ 13,590	$ 13,590	13,590	13,590	13,590	13,590	13,590	13,590	13,750	13,490	12,915	12,969	12,796	10,941	11,543		10,482	$ 10,000
Average Annual Return, Percent	5.00%		15.52%
C000241778 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 10,770	$ 10,770	$ 10,770	10,770	10,770	10,770	10,770	10,770	10,770	10,770	10,594	13,083	12,310	11,533	10,460	9,528	9,768	$ 10,000
Average Annual Return, Percent	(6.61%)	4.26%
C000241780 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 3,483	$ 3,483	3,483	3,483	3,483	3,483	3,483	3,483	3,483	3,483	3,764	4,623	4,338	5,481	6,862	7,359	9,920	10,000
Average Annual Return, Percent	(36.38%)	(44.69%)
S And P Global Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Broad Market Index
Account Value	$ 22,403	$ 22,403	22,403	22,403	22,403	22,403	$ 22,403	22,403	22,403	$ 22,403				21,099					17,251						18,729		17,729		11,256	12,909		12,701	11,030		9,563	10,000
Average Annual Return, Percent	6.18%						14.76%			8.40%
S And P Developed ex US Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Developed ex US Broad Market Index
Account Value	$ 16,716	16,716	16,716	16,716	16,716	16,716	$ 16,716	16,716	16,716	$ 16,716				16,124					14,052						14,749		14,658		9,720	11,511		12,065	10,438		9,312	10,000
Average Annual Return, Percent	3.68%						11.45%			5.27%
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 16,255	16,255	16,255	16,255	16,255	16,255	$ 16,255	16,255	16,255	$ 16,255				15,322					13,528						14,251		14,466		9,682	11,468		11,972	10,274		9,081	10,000
Average Annual Return, Percent	6.09%						10.92%			4.98%
S And P Emerging Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Emerging Broad Market Index
Account Value	$ 15,528	15,528	15,528	15,528	15,528	15,528	$ 15,528	15,528	15,528	$ 15,528				14,075					12,843						14,243		15,517		9,879	12,118		12,917	10,459		8,860	10,000
Average Annual Return, Percent	10.33%						9.47%			4.50%
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,389	14,389	14,389	14,389	14,389	14,389	$ 14,389	14,389	14,389	$ 14,389				13,312					12,309						13,784		15,551		9,818	11,928		12,883	10,312		8,797	10,000
Average Annual Return, Percent	8.09%						7.94%			3.71%
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 12,992	12,992	$ 12,992	12,992	$ 12,992	12,992	$ 12,992	$ 12,992	$ 12,992	$ 12,992	13,299	13,298	12,599	12,125	11,319	10,093	10,554		9,840	10,000			8,355	10,000	15,036		14,016		9,066	10,216	10,000	13,263	11,548	10,000
Average Annual Return, Percent	7.15%		13.62%		9.34%		15.18%	9.42%	10.62%
FTSE All World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE All-World Index
Account Value	$ 13,193	13,193	$ 13,193	13,193	$ 13,193	$ 13,193	$ 13,193	$ 13,193	$ 13,193	13,193		13,499		12,297		10,261			9,996				8,488		10,793	10,689	10,072	10,000
Average Annual Return, Percent	7.29%					7.14%
FTSE All World ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE All World ex-US Index
Account Value	$ 14,064	14,064	14,064	$ 14,064	14,064	$ 14,064	14,064	14,064	14,064	14,064	13,404	14,494	13,374	13,274	12,691	11,569	11,978		11,684		10,976	10,000
Average Annual Return, Percent	5.95%			15.18%
STOXX Emerging Markets All Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	STOXX Emerging Markets All Cap Index
Account Value	$ 11,347	$ 11,347	11,347	$ 11,347	11,347	11,347	11,347	11,347	11,347	11,347	11,243	12,189	11,222	10,733	10,478	9,702	9,888	10,000
Average Annual Return, Percent	5.72%	7.38%
S And P Global 1200 Information Technology 4 5 22 5 45 Capped IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Information Technology 4.5/22.5/45 Capped IndexTM
Account Value	$ 51,730	$ 51,730	51,730	51,730	51,730	51,730	$ 51,730	51,730	51,730	$ 51,730				50,979					36,657						38,787		33,907		20,046	18,488		16,910	13,141		10,463	10,000
Average Annual Return, Percent	1.60%						20.88%			17.86%
S And P Europe 350TM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Europe 350TM
Account Value	$ 17,619	17,619	17,619	17,619	17,619	17,619	$ 17,619	17,619	17,619	$ 17,619				16,448					14,362						14,138		13,622		9,392	11,092		11,481	10,047		9,135	10,000
Average Annual Return, Percent	7.12%						13.41%			5.83%
S And P Global 100TM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 100TM
Account Value	$ 30,449	30,449	30,449	30,449	30,449	30,449	$ 30,449	30,449	30,449	$ 30,449				27,961					21,582						23,040		19,612		13,091	13,643		12,769	11,220		9,627	10,000
Average Annual Return, Percent	8.90%						18.39%			11.78%
JPX Nikkei Index 400 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPX-Nikkei Index 400
Account Value	$ 16,868	16,868	16,868	16,868	16,868	16,868	$ 16,868	16,868	16,868	$ 16,868				16,898					13,668						14,222		15,366		11,029	11,863		12,857	10,814		9,468	10,000
Average Annual Return, Percent	(0.18%)						8.87%			5.37%
S And P Latin America 40TM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Latin America 40TM
Account Value	$ 13,265	13,265	13,265	13,265	13,265	13,265	$ 13,265	13,265	13,265	$ 13,265				14,877					11,868						13,298		11,094		7,183	12,685		13,714	11,342		8,875	10,000
Average Annual Return, Percent	(10.84%)						13.05%			2.87%
S And P Global 1200 Energy 4 5 22 5 45 Capped IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Energy 4.5/22.5/45 Capped IndexTM
Account Value	$ 17,087	17,087	17,087	17,087	17,087	17,087	$ 17,087	17,087	17,087	$ 17,087				16,752					14,270						13,157		8,632		5,743	10,644		10,406	9,868		8,550	10,000
Average Annual Return, Percent	2.01%						24.36%			5.50%
S And P Global 1200 Financials IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Financials IndexTM
Account Value	$ 23,574	23,574	23,574	23,574	23,574	23,574	$ 23,574	23,574	23,574	$ 23,574				19,341					15,004						16,737		15,088		9,506	11,998		13,049	11,249		8,908	10,000
Average Annual Return, Percent	21.88%						19.92%			8.95%
S And P Global 1200 Health Care IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Health Care IndexTM
Account Value	$ 19,877	19,877	19,877	19,877	19,877	19,877	$ 19,877	19,877	19,877	$ 19,877				20,096					17,747						18,434		15,998		12,494	12,345		10,996	9,994		9,205	10,000
Average Annual Return, Percent	(1.09%)						9.73%			7.11%
S And P Global 1200 Communication Services 4 5 22 5 45 Capped IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM
Account Value	$ 20,227	20,227	20,227	20,227	20,227	20,227	$ 20,227	20,227	20,227	$ 20,227				17,323					13,013						14,871		15,719		10,041	10,604		10,336	10,426		10,544	10,000
Average Annual Return, Percent	16.77%						15.04%			7.30%
S And P Global 1200 Consumer Discretionary Sector Capped IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM
Account Value	$ 22,422	22,422	22,422	22,422	22,422	22,422	$ 22,422	22,422	22,422	$ 22,422				20,947					17,896						19,172		19,615		11,355	13,322		12,895	11,024		9,935	10,000
Average Annual Return, Percent	7.04%						14.58%			8.41%
S And P Global 1200 Consumer Staples Sector Capped IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Consumer Staples (Sector) Capped IndexTM
Account Value	$ 17,548	17,548	17,548	17,548	17,548	17,548	$ 17,548	17,548	17,548	$ 17,548				16,377					16,119						15,932		14,534		11,711	12,357		11,655	11,292		10,860	10,000
Average Annual Return, Percent	7.15%						8.42%			5.78%
S And P Global 1200 Industrials IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Industrials IndexTM
Account Value	$ 23,885	23,885	23,885	23,885	23,885	23,885	$ 23,885	23,885	23,885	$ 23,885				22,636					18,165						18,235		17,856		10,866	13,248		13,307	11,577		9,952	10,000
Average Annual Return, Percent	5.52%						17.06%			9.10%
S And P Global 1200 Utilities Sector Capped IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Utilities (Sector) Capped IndexTM
Account Value	$ 19,980	19,980	19,980	19,980	19,980	19,980	$ 19,980	19,980	19,980	$ 19,980				16,664					16,601						17,592		15,784		12,909	13,327		11,677	11,145		10,690	10,000
Average Annual Return, Percent	19.94%						9.13%			7.17%
S And P Global 1200 Materials IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Materials IndexTM
Account Value	$ 19,124	19,124	19,124	19,124	19,124	19,124	$ 19,124	19,124	19,124	$ 19,124				20,387					18,458						19,899		17,650		9,963	12,387		12,635	10,913		8,639	10,000
Average Annual Return, Percent	(6.19%)						13.93%			6.70%
S And P Asia 50 Capped Index NET [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Asia 50 Capped Index (NET)
Average Annual Return, Percent
S And P Asia 50TM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Asia 50TM
Account Value	$ 18,979	18,979	18,979	18,979	18,979	18,979	$ 18,979	18,979	18,979	$ 18,979				15,717					15,377						16,871		21,483		12,989	13,747		14,677	11,264		9,047	10,000
Average Annual Return, Percent	20.76%						7.88%			6.62%
Underlying Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Underlying Index
Account Value	$ 18,983	18,983	18,983	18,983	18,983	18,983	$ 18,983	$ 18,983	18,983	$ 18,983				15,717					15,377						16,871		21,483		12,989	13,747	$ 10,000	14,677	11,264		9,047	10,000
Average Annual Return, Percent	20.78%						7.88%	5.36%		6.62%
S And P Global Infrastructure IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure IndexTM
Account Value	$ 17,169	17,169	17,169	17,169	17,169	17,169	$ 17,169	$ 17,169	17,169	$ 17,169				14,581					14,138						14,767		12,745		9,372	12,002		11,093	10,646		9,618	10,000
Average Annual Return, Percent	17.75%						12.87%			5.55%
Nifty 50 IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Nifty 50 IndexTM
Account Value	$ 22,930	22,930	22,930	22,930	22,930	22,930	$ 22,930	22,930	22,930	$ 22,930				22,033					17,189						18,533		15,972		8,947	13,031		11,886	10,682		8,703	10,000
Average Annual Return, Percent	4.07%						20.71%			8.65%
S And P Emerging Markets Infrastructure Index TM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Emerging Markets Infrastructure IndexTM
Account Value	$ 8,727	8,727	8,727	8,727	8,727	8,727	$ 8,727	8,727	8,727	$ 8,727				8,864					8,407						8,646		8,923		6,908	9,773		10,574	10,084		9,387	10,000
Average Annual Return, Percent	(1.55%)						4.79%			(1.35%)
S And P Global Timber And Forestry IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Timber & Forestry IndexTM
Account Value	$ 16,170	16,170	16,170	16,170	16,170	16,170	$ 16,170	16,170	16,170	$ 16,170				17,850					14,860						18,252		17,172		9,580	12,500		14,952	10,836		$ 8,756	$ 10,000
Average Annual Return, Percent	(9.41%)						11.04%			4.92%
Morningstar Global ex US Dividend Growth IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar® Global ex-US Dividend Growth IndexSM
Account Value	$ 18,685	18,685	18,685	18,685	18,685	18,685	$ 18,685	$ 18,685	$ 18,685	$ 18,685				17,032					14,876						15,736		15,141		$ 10,418	$ 11,938		$ 12,182	$ 10,789	$ 10,000
Average Annual Return, Percent	9.71%						12.39%		7.30%
Morningstar Global Artificial Intelligence Select IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar® Global Artificial Intelligence Select IndexSM
Average Annual Return, Percent
NYSE FactSet Global Robotics and Artificial Intelligence Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE® FactSet® Global Robotics and Artificial Intelligence Index
Average Annual Return, Percent	(4.36%)						11.09%	6.94%
Underlying C000201209 Index [Member]
Account Value [Line Items]
Average Annual Return, Percent	(7.67%)						8.39%
FTSE Developed ex US ex Korea Small Cap Focused Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Developed ex US ex Korea Small Cap Focused Value Index
Account Value	$ 12,309	12,309	12,309	12,309	12,309	$ 12,309	$ 12,309	$ 12,309	$ 12,309	12,309		12,456		11,367		9,712			9,754				7,882		$ 10,307	$ 10,483	$ 9,953	$ 10,000
Average Annual Return, Percent	8.29%					5.30%
NYSE FactSet Global Blockchain Technologies Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE® FactSet® Global Blockchain Technologies Index
Account Value	$ 9,974	9,974	9,974	9,974	$ 9,974	$ 9,974	9,974	9,974	9,974	9,974		11,761		12,534		6,324			6,380				$ 5,706	$ 10,000
Average Annual Return, Percent	(20.42%)				(0.09%)
FTSE Green Revenues Select Infrastructure and Industrials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Green Revenues Select Infrastructure and Industrials Index
Account Value	$ 12,816	12,816	12,816	$ 12,816	$ 12,816	12,816	12,816	12,816	12,816	12,816	12,866	13,914	12,457	12,518	11,848	10,466	11,290		10,976		$ 10,365	$ 10,000
Average Annual Return, Percent	2.38%			10.83%
Morningstar Global Metaverse And Virtual Interaction Select IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar® Global Metaverse & Virtual Interaction Select IndexSM
Account Value	$ 13,678	13,678	$ 13,678	$ 13,678	13,678	13,678	13,678	13,678	13,678	13,678	13,879	13,637	12,988	13,021	12,840	10,989	11,555		$ 10,478	$ 10,000
Average Annual Return, Percent	5.04%		15.88%
STOXX Global Copper and Metals Mining Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	STOXX Global Copper and Metals Mining Index
Account Value	$ 10,826	$ 10,826	$ 10,826	10,826	10,826	10,826	10,826	10,826	10,826	10,826	10,701	13,247	12,407	11,592	10,529	9,608	9,759	10,000
Average Annual Return, Percent	(6.61%)	4.57%
STOXX Global Lithium Miners and Producers Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	STOXX Global Lithium Miners and Producers Index
Account Value	$ 3,386	$ 3,386	$ 3,386	$ 3,386	$ 3,386	$ 3,386	$ 3,386	$ 3,386	$ 3,386	$ 3,386	$ 3,701	$ 4,571	$ 4,287	$ 5,422	$ 6,806	$ 7,397	$ 9,876	$ 10,000
Average Annual Return, Percent	(37.56%)	(45.67%)